Consolidated Statements of Stockholders' Equity/(Deficiency) (USD $)	Preferred A [Member]	Preferred B [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Apr. 30, 2009			$ 78,828,533	$ 53,113,182	$ (4,972,411)	$ (97,419,655)	$ 29,549,649
Balance at beginning, shares at Apr. 30, 2009			13,324,447				1,662,467
Issuance of common stock for services, value			7,638				7,638
Issuance of common stock for services, shares			4,500
Dividend Preferred A Shares, value	218,795					(218,795)	218,795
Issuance of convertible preferred A shares at $100 per share, value	1,662,467						1,662,467
Issuance of convertible preferred A shares at $100, shares	2,200
Conversion of preferred A shares into Convertible Junior notes
Issuance of convertible preferred B shares at $100 per share							2,136,950
Dividend Preferred B Shares
Deemed dividend - Preferred B shares
Foreign exchange translation					4,984,026		4,984,026
Stock-based compensation				500,293			(457,085)
Net loss						(7,950,359)	(7,950,359)
Balance at ending at Apr. 30, 2010	1,881,262		78,836,171	53,613,475	11,615	(105,588,809)	28,753,714
Balance at ending, shares at Apr. 30, 2010	2,200		13,328,947
Conversion of Senior I Notes, value			180,254				180,254
Conversion of Senior I Notes, shares			750,000
Dividend Preferred A Shares, value	82,274					(82,274)	82,274
Conversion of preferred A shares into Convertible Junior notes	(1,963,536)					(537,533)	537,533
Conversion of preferred A shares into Convertible Junior notes, shares	(2,200)
Issuance of convertible preferred B shares at $100 per share
Dividend Preferred B Shares
Deemed dividend - Preferred B shares
Foreign exchange translation					(283,771)		(283,771)
Stock-based compensation				727,845			(885,160)
Net loss						(29,709,386)	(29,709,386)
Balance at ending at Apr. 30, 2011			79,016,425	54,341,320	(272,156)	(135,918,002)	(2,832,413)
Balance at ending, shares at Apr. 30, 2011			14,078,947
Conversion of Senior I Notes, value
Dividend Preferred A Shares, value
Conversion of preferred A shares into Convertible Junior notes
Conversion of preferred A shares into Convertible Junior notes, shares
Issuance of convertible preferred B shares at $100 per share		1,759,900					1,759,900
Issuance of convertible preferred B shares at $100 per share, shares		17,599
Reversal of derivative liabilities upon exercise of preferred B option				5,508,200			5,508,200
Dividend Preferred B Shares		367,004				(367,004)	367,004
Deemed dividend - Preferred B shares				(5,339,700)			5,339,700
Foreign exchange translation					37,506		37,506
Stock-based compensation				22,371			(22,371)
Net loss						(10,103,480)	(10,103,480)
Balance at ending at Apr. 30, 2012		$ 2,126,904	$ 79,016,425	$ 54,532,191	$ (234,650)	$ (146,388,486)	$ (10,947,616)
Balance at ending, shares at Apr. 30, 2012		17,599	14,078,947